STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund

November 30, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.3%
Municipal Securities - 12.1%
Bay Area Toll Authority, Revenue Bonds, Refunding	2.23	4/1/2023	1,200,000		1,227,174
Chicago II, GO, Refunding, Ser. B	7.75	1/1/2025	2,008,000	[a]	2,418,556
Connecticut, GO, Ser. A	0.92	6/1/2025	250,000		248,235
Gilroy Unified School District, GO, Refunding	1.73	8/1/2022	450,000		454,426
Kentucky Property & Building Commission, Revenue Bonds, Refunding, Ser. D	2.08	11/1/2023	500,000		512,148
Massachusetts College Building Authority, Revenue Bonds, Refunding, Ser. C	1.90	5/1/2023	2,000,000		2,037,932
Massachusetts Water Resources Authority, Revenue Bonds, Refunding (Green Bond) Ser. F	1.77	8/1/2023	2,000,000		2,041,805
Metropolitan Government of Nashville & Davidson County, GO, Refunding, Ser. B	0.61	7/1/2025	1,500,000		1,475,079
Michigan Finance Authority, Revenue Bonds, Ser. A1	2.86	9/1/2022	1,500,000	[b]	1,509,906
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	0.49	3/15/2024	1,750,000		1,738,028
Oregon, GO, Refunding, Ser. P	1.71	5/1/2022	1,000,000		1,005,925
Tennessee, GO, Refunding, Ser. B	0.65	11/1/2024	2,000,000		1,990,312
Tennessee School Bond Authority, Revenue Bonds, Refunding, Ser.A	0.22	11/1/2023	1,500,000		1,488,569
The Rutgers University of New Jersey, Revenue Bonds, Refunding, Ser. R	2.06	5/1/2022	1,000,000		1,006,830
Virginia Resources Authority, Revenue Bonds, Refunding, Ser. C	1.89	11/1/2022	500,000		506,974
				19,661,899
U.S. Government Agencies Collateralized Mortgage Obligations - 16.9%
Federal Home Loan Mortgage Corp., REMIC, Ser. 2586, Cl. MJ	5.50	3/15/2023	48,074	[c]	49,231
Federal Home Loan Mortgage Corp., REMIC, Ser. 3527, Cl. DA	4.00	4/15/2029	70,131	[c]	71,466
Federal Home Loan Mortgage Corp., REMIC, Ser. 3563, Cl. BD	4.00	8/15/2024	177,428	[c]	182,690
Federal Home Loan Mortgage Corp., REMIC, Ser. 3627, Cl. QH	4.00	1/15/2025	529,719	[c]	549,472

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.3% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations - 16.9% (continued)
Federal Home Loan Mortgage Corp., REMIC, Ser. 3640, Cl. GM	4.00	3/15/2025	369,351	[c]	383,231
Federal Home Loan Mortgage Corp., REMIC, Ser. 3810, Cl. QB	3.50	2/15/2026	498,065	[c]	520,516
Federal Home Loan Mortgage Corp., REMIC, Ser. 3816, Cl. HA	3.50	11/15/2025	1,254,884	[c]	1,309,276
Federal Home Loan Mortgage Corp., REMIC, Ser. 3820, Cl. TB	3.50	3/15/2026	798,298	[c]	838,886
Federal Home Loan Mortgage Corp., REMIC, Ser. 3830, Cl. NB	4.50	2/15/2039	1,080,959	[c]	1,114,330
Federal Home Loan Mortgage Corp., REMIC, Ser. 3909, Cl. NG	4.00	8/15/2026	928,912	[c]	979,014
Federal Home Loan Mortgage Corp., REMIC, Ser. 3945, Cl. A	3.00	3/15/2026	52,200	[c]	52,547
Federal Home Loan Mortgage Corp., REMIC, Ser. 3964, Cl. QA	3.00	11/15/2026	462,695	[c]	481,466
Federal Home Loan Mortgage Corp., REMIC, Ser. 3987, Cl. A	2.00	9/15/2026	80,060	[c]	81,305
Federal Home Loan Mortgage Corp., REMIC, Ser. 3998, Cl. KG	2.00	11/15/2026	1,688,078	[c]	1,717,006
Federal Home Loan Mortgage Corp., REMIC, Ser. 4020, Cl. PC	1.75	3/15/2027	217,461	[c]	220,492
Federal Home Loan Mortgage Corp., REMIC, Ser. 4029, Cl. LA	2.00	1/15/2027	1,262,535	[c]	1,283,496
Federal Home Loan Mortgage Corp., REMIC, Ser. 4113, CI. VM	3.50	4/15/2029	295,223	[c]	296,067
Federal Home Loan Mortgage Corp., REMIC, Ser. 4174, Cl. VA	3.50	6/15/2024	728,808	[c]	735,035
Federal Home Loan Mortgage Corp., REMIC, Ser. 4216, Cl. KC	1.75	6/15/2028	945,854	[c]	955,434
Federal Home Loan Mortgage Corp., REMIC, Ser. 4221, Cl. BZ	6.50	10/15/2032	553,061	[c]	570,972
Federal Home Loan Mortgage Corp., REMIC, Ser. 4287, Cl. AB	2.00	12/15/2026	232,987	[c]	240,053
Federal Home Loan Mortgage Corp., REMIC, Ser. 4304, Cl. DA	2.50	1/15/2027	206,833	[c]	210,432
Federal Home Loan Mortgage Corp., REMIC, Ser. 4313, Cl. ME	3.00	4/15/2039	1,013,750	[c]	1,051,486
Federal Home Loan Mortgage Corp., REMIC, Ser. 4338, Cl. VA	4.25	7/15/2025	455,859	[c]	456,188
Federal Home Loan Mortgage Corp., REMIC, Ser. 4386, Cl. AB	3.00	9/15/2029	453,465	[c]	467,955
Federal Home Loan Mortgage Corp., REMIC, Ser. 5000, CI. KA	2.00	4/25/2034	394,783	[c]	395,186
Federal National Mortgage Association, REMIC, Ser. 2005-63, Cl. HB	5.00	7/25/2025	94,178	[c]	97,398

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.3% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations - 16.9% (continued)
Federal National Mortgage Association, REMIC, Ser. 2009-21, Cl. HB	4.50	4/25/2024	540	[c]	544
Federal National Mortgage Association, REMIC, Ser. 2010-112, Cl. CY	4.00	10/25/2025	905,405	[c]	934,598
Federal National Mortgage Association, REMIC, Ser. 2011-71, Cl. BA	4.00	5/25/2037	274,821	[c]	278,421
Federal National Mortgage Association, REMIC, Ser. 2011-79, Cl. GC	2.00	12/25/2022	114,399	[c]	114,814
Federal National Mortgage Association, REMIC, Ser. 2011-79, Cl. HD	2.00	12/25/2022	57,879	[c]	58,090
Federal National Mortgage Association, REMIC, Ser. 2011-88, Cl. M	3.50	9/25/2026	481,481	[c]	502,785
Federal National Mortgage Association, REMIC, Ser. 2012-127, Cl. DH	4.00	11/25/2027	53,771	[c]	54,522
Federal National Mortgage Association, REMIC, Ser. 2012-148, Cl. DC	1.50	1/25/2028	1,295,883	[c]	1,310,528
Federal National Mortgage Association, REMIC, Ser. 2012-78, Cl. KB	1.75	7/25/2027	314,096	[c]	319,688
Federal National Mortgage Association, REMIC, Ser. 2012-98, Cl. YM	1.50	9/25/2027	1,096,328	[c]	1,106,983
Federal National Mortgage Association, REMIC, Ser. 2013-108, Cl. GA	3.00	6/25/2030	87,732	[c]	88,533
Federal National Mortgage Association, REMIC, Ser. 2013-137, Cl. V	3.50	10/25/2028	445,931	[c]	457,492
Federal National Mortgage Association, REMIC, Ser. 2013-30, Cl. DA	1.75	4/25/2028	368,780	[c]	375,612
Federal National Mortgage Association, REMIC, Ser. 2013-39, Cl. MP	1.75	5/25/2028	1,116,461	[c]	1,124,580
Federal National Mortgage Association, REMIC, Ser. 2014-19, Cl. VK	4.50	4/25/2034	1,378,353	[c]	1,405,399
Federal National Mortgage Association, REMIC, Ser. 2014-34, Cl. LC	2.50	6/25/2029	490,171	[c]	507,751

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.3% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations - 16.9% (continued)
Federal National Mortgage Association, REMIC, Ser. 2014-82, Cl. LV	3.00	4/25/2026	480,346	[c]	482,325
Federal National Mortgage Association, REMIC, Ser. 2017-9, Cl. HA	3.00	12/25/2042	1,081,238	[c]	1,098,274
Government National Mortgage Association, Ser. 2010-6, Cl. AB	3.00	11/20/2039	666,878		692,975
Government National Mortgage Association, Ser. 2012-101, Cl. MA	2.50	5/20/2040	706,644		720,086
Government National Mortgage Association, Ser. 2012-51, Cl. VQ	3.50	4/20/2025	628,416		659,711
				27,604,341
U.S. Government Agencies Collateralized Municipal-Backed Securities - 26.5%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K044, Cl. A1	2.32	3/25/2024	1,812,890	[c]	1,835,475
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K721, Cl. A2	3.09	8/25/2022	1,851,942	[c]	1,871,928
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K724, Cl. A2	3.06	11/25/2023	2,000,000	[c]	2,071,277
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K725, Cl. A2	3.00	1/25/2024	750,000	[c]	780,023
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KC02, Cl. A2	3.37	7/25/2025	2,100,000	[c]	2,170,247
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KL1P, Cl. A1P	2.54	10/25/2025	1,643,906	[c]	1,692,425
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KLU1, Cl. A1	2.38	1/25/2025	2,471,680	[c]	2,531,848
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. X2FX, Cl. A2	2.41	9/25/2025	2,019,653	[c]	2,069,397

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.3% (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities - 26.5% (continued)
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2016-SB25, Cl. A7F	2.58	10/25/2023	598,108	[c]	610,007
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2017-SB35, Cl. A5F	2.25	6/25/2022	235,175	[c]	236,360
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2018-SB50, Cl. A5F	3.06	4/25/2023	2,164,716	[c]	2,204,338
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2018-SB51, CI. A5H	3.14	4/25/2038	998,807	[c]	1,021,592
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2019-SB61, Cl. A5F	2.86	1/25/2024	1,992,228	[c]	2,044,157
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2019-SB67, CI. A5H	2.24	8/25/2039	846,660	[c]	853,281
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2019-SB68, CI. A5H	2.39	8/25/2039	457,300	[c]	465,467
Federal National Mortgage Association, ACES, Ser. 2012-M3, Cl. 1A2	3.04	1/25/2022	412,712	[c]	413,332
Federal National Mortgage Association, ACES, Ser. 2013-M2, Cl. AFL, 1 Month LIBOR +.35%	0.44	1/25/2023	1,532,109	[c,d]	1,533,341
Federal National Mortgage Association, ACES, Ser. 2014-M1, Cl. A2	3.19	7/25/2023	1,831,727	[c]	1,891,850
Federal National Mortgage Association, ACES, Ser. 2014-M13, Cl. A2	3.02	8/25/2024	324,951	[c]	339,286
Federal National Mortgage Association, ACES, Ser. 2014-M3, Cl. A2	3.50	1/25/2024	1,437,664	[c]	1,501,191
Federal National Mortgage Association, ACES, Ser. 2015-M4, Cl. AV2	2.51	7/25/2022	872,595	[c]	875,220
Federal National Mortgage Association, ACES, Ser. 2016-M3, Cl. ASQ2	2.26	2/25/2023	1,256,790	[c]	1,259,508
Federal National Mortgage Association, ACES, Ser. 2017-M10, CI. AV2	2.64	7/25/2024	2,094,916	[c]	2,160,708
Government National Mortgage Association, Ser. 2013-105, Cl. A	1.71	2/16/2037	912,678		917,285

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.3% (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities - 26.5% (continued)
Government National Mortgage Association, Ser. 2013-142, Cl. V	3.07	2/16/2025	950,217		975,038
Government National Mortgage Association, Ser. 2013-158, Cl. AB	3.05	8/16/2053	1,955,238		2,007,065
Government National Mortgage Association, Ser. 2013-30, Cl. A	1.50	5/16/2042	162,848		163,466
Government National Mortgage Association, Ser. 2014-109, Cl. A	2.33	1/16/2046	372,555		372,812
Government National Mortgage Association, Ser. 2014-82, Cl. VG	2.88	12/16/2046	1,513,600		1,549,117
Government National Mortgage Association, Ser. 2015-188, CI. VD	2.50	3/16/2032	562,880		571,054
Government National Mortgage Association, Ser. 2018-149, CI. A	3.00	7/16/2048	792,482		806,495
Government National Mortgage Association, Ser. 2018-162, Cl. AC	3.25	9/16/2048	945,543		965,960
Government National Mortgage Association, Ser. 2019-34, Cl. AL	3.15	5/16/2059	2,274,207		2,321,105
				43,081,655
U.S. Government Agencies Mortgage-Backed - 24.8%
Federal Home Loan Mortgage Corp.:
2.50%, 3/1/2027-12/1/2027			2,864,017	[c]	2,987,574
3.00%, 7/1/2029			1,226,461	[c]	1,289,006
3.50%, 10/1/2026-5/1/2027			869,112	[c]	910,990
4.50%, 11/1/2024-2/1/2034			873,408	[c]	933,018
Federal National Mortgage Association:
1.92%, 9/1/2051			3,331,996	[c]	3,421,063
1.94%, 11/1/2022			190,608	[c]	191,870
2.16%, 1/1/2023			2,416,638	[c]	2,446,202
2.25%, 1/1/2024			1,141,286	[c]	1,159,148
2.31%, 8/1/2022			954,503	[c]	958,812
2.36%, 12/1/2022			1,312,226	[c]	1,326,302
2.39%, 6/1/2025			991,822	[c]	1,016,275
2.50%, 11/1/2026-9/1/2027			2,731,124	[c]	2,844,456
2.55%, 9/1/2022			1,859,812	[c]	1,872,664
2.72%, 3/1/2024			2,000,000	[c]	2,072,035
2.74%, 10/1/2022			1,500,000	[c]	1,517,095
2.78%, 3/1/2022			2,246,055	[c]	2,245,609
2.88%, 6/1/2024			931,004	[c]	945,050
2.89%, 1/1/2025			1,000,000	[c]	1,050,027
3.00%, 11/1/2026-9/1/2027			1,151,039	[c]	1,204,795
3.09%, 8/1/2023			1,000,000	[c]	1,032,808
3.42%, 3/1/2024			1,395,933	[c]	1,455,538
4.00%, 7/1/2029-3/1/2034			1,729,987	[c]	1,833,750

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.3% (continued)
U.S. Government Agencies Mortgage-Backed - 24.8% (continued)
4.50%, 11/1/2022			7	[c]	7
5.00%, 3/1/2027			548,246	[c]	567,798
5.10%, 10/1/2024			704,870	[c]	771,194
6.00%, 8/1/2022			516	[c]	518
Government National Mortgage Association I:
3.00%, 5/15/2027			2,179,813		2,280,625
4.00%, 8/15/2024-7/15/2027			640,724		674,126
Government National Mortgage Association II:
3.00%, 4/20/2027			517,644		535,154
3.50%, 3/20/2026			215,859		227,411
4.50%, 7/20/2024-5/20/2025			653,004		692,290
				40,463,210
U.S. Government Agencies Obligations - 1.2%
Federal Home Loan Bank, Bonds	0.57	9/30/2024	2,000,000		1,982,812
U.S. Treasury Securities - 16.8%
U.S. Treasury Notes	0.13	2/15/2024	4,000,000	[e]	3,957,031
U.S. Treasury Notes	0.13	12/15/2023	4,500,000		4,458,691
U.S. Treasury Notes	0.13	1/15/2024	2,500,000		2,474,609
U.S. Treasury Notes	0.25	5/15/2024	6,750,000		6,676,172
U.S. Treasury Notes	0.75	11/15/2024	4,000,000		3,990,781
U.S. Treasury Notes	1.25	8/31/2024	5,750,000		5,824,346
				27,381,630
Total Bonds and Notes (cost $161,023,883)			160,175,547
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 1.7%
Registered Investment Companies - 1.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,667,962)	0.06		2,667,962	[f]	2,667,962
Total Investments (cost $163,691,845)			100.0%	162,843,509
Cash and Receivables (Net)			0.0%	43,546
Net Assets			100.0%	162,887,055

ACES—Alternative Credit Enhancement Securities

GO—General Obligation

LIBOR—London Interbank Offered Rate

REMIC—Real Estate Mortgage Investment Conduit

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

e Security, or portion thereof, on loan. At November 30, 2021, the value of the fund’s securities on loan was $3,929,227 and the value of the collateral was $4,015,014, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund

November 30, 2021 (Unaudited)

The following is a summary of the inputs used as of November 30, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Investment Companies	2,667,962	-	-	2,667,962
Municipal Securities	-	19,661,899	-	19,661,899
U.S. Government Agencies Collateralized Mortgage Obligations	-	27,604,341	-	27,604,341
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	43,081,655	-	43,081,655
U.S. Government Agencies Mortgage-Backed	-	40,463,210	-	40,463,210
U.S. Government Agencies Obligations	-	1,982,812	-	1,982,812
U.S. Treasury Securities	-	27,381,630	-	27,381,630

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2021, accumulated net unrealized depreciation on investments was $848,336, consisting of $701,481 gross unrealized appreciation and $1,549,817 gross unrealized depreciation.

At November 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.